Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date [Axis]: 2021-12-31
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	The Company has adopted two recoupment (aka “clawback”) policies. The Company’s Dodd-Frank Clawback Policy, which was adopted effective as of the date the Company’s stock was relisted on Nasdaq, is compliant with the clawback rules and requirements adopted by the SEC and Nasdaq. Under that clawback policy, the Company is required to recoup, from certain current or former executive officers (the Company’s Chief Executive Officer, the Chief Financial Officer, the General Counsel, and the Chief Accounting Officer or Controller), any incentive-based compensation that was erroneously awarded during the three years preceding the date of any accounting restatement that is required due to material non-compliance with any financial reporting requirement under applicable U.S. federal securities laws. A copy of our Dodd-Frank Clawback Policy can be found as Exhibit 97 on our Annual Report on Form 10-K for the year ended December 31, 2025.

The Company’s other clawback policy, which was adopted in 2021, applies to all NEOs and may further be applied to any employees, managers or executives of the Company designated by the CEO. Under that clawback policy, the Board may require any NEOs included in the Summary Compensation Table of this Proxy Statement to reimburse the Company for any incentive-based compensation plans, including any cash bonus and/or equity awards provided to the NEO where the Board determines that the NEO’s act or failure to act contributed to the need for the restatement of Company financial statements filed with the SEC and such action or inaction (a) willfully caused or was intended to cause a material violation of the policies of the Company or (b) resulted in the NEO’s termination of employment for cause. There is no intention to, nor shall there be, any duplicative recoupment of the same compensation under more than one policy, plan, award or agreement, however.